Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,149,999,930.00
Previously Paid Amount	0.00
Total Fee Amount	158,814.99
Total Offset Amount	0.00
Net Fee	158,814.99
Narrative - Max Aggregate Offering Price	$ 1,149,999,930.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true